T. ROWE PRICE Tax-Free High Yield Fund
May 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Ingevity (1) 1 33
Nassau County IDA, EC, 5.00%, 9/8/21 (2) 13,414 —
United Airlines Holdings (1) — 25
Total Common Stocks (Cost $32) 58
MUNICIPAL SECURITIES 99.1%
ALABAMA  1.9%
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  6,400 6,713
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  10,610 11,042
Black Belt Energy Gas Dist., Series D, VRDN, 5.00%, 3/1/55
(Tender 11/1/34)  7,000 7,335
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
5.50%, 1/1/28 (1)(3) 2,925 1,609
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
5.50%, 1/1/43 (1)(3) 2,265 1,246
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Series A, 6.875%, 1/1/43 (1)(3) 1,585 872
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Series A, 7.50%, 1/1/47 (1)(3) 2,835 1,559
Jefferson County, Sewer Revenue, 5.50%, 10/1/53  2,625 2,689
Mobile County IDA, AM/NS Calvert Project, Series A, 5.00%,
6/1/54 (4) 3,675 3,448
Mobile County IDA, AM/NS Calvert Project, Series B, 4.75%,
12/1/54 (4) 3,175 2,863
Southeast Energy Auth. A Cooperative Dist., Series B, VRDN,
4.00%, 12/1/51 (Tender 12/1/31)  5,160 5,045
Tuscaloosa County IDA, Hunt Refining Project, Series A,
5.25%, 5/1/44 (5) 17,450 17,158
61,579
ALASKA  0.1%
Northern Tobacco Securitization, Series B-2, Class 2, Zero
Coupon, 6/1/66  14,999 1,850
1,850
ARIZONA  1.7%
Arizona HFA, Banner Health, Series B, FRN, 100% of
SPMUV7DY + 0.81%, 3.75%, 1/1/37  2,165 2,093
Arizona IDA, Series A, 4.50%, 7/15/29 (5) 1,500 1,441
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/40 (5) 730 643

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/50 (5) 1,265 1,002
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%,
7/15/39  1,050 1,011
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%,
7/15/49  1,595 1,407
Arizona IDA, Odyssey Preparatory Academy, 5.00%, 7/1/49 (5) 5,445 4,808
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.25%,
7/1/37 (5) 2,375 2,378
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.50%,
7/1/52 (5) 3,970 3,706
Maricopa County IDA, Commercial Metals Company Project,
4.00%, 10/15/47 (4)(5) 6,150 5,087
Maricopa County, El Paso Electric, Series A, PCR, 4.50%,
8/1/42  2,575 2,420
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/44  790 748
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/49  475 441
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/59  1,675 1,501
Pima County IDA, American Leadership Academy, 4.00%,
6/15/41 (5) 2,380 1,985
Pima County IDA, American Leadership Academy, 4.00%,
6/15/51 (5) 2,530 1,917
Pima County IDA, American Leadership Academy, 4.00%,
6/15/57 (5) 2,865 2,097
Salt Verde Financial, 5.00%, 12/1/37  12,970 13,410
Sierra Vista IDA, 5.00%, 6/15/54 (5) 1,500 1,361
Sierra Vista IDA, 5.00%, 6/15/64 (5) 3,875 3,412
Tempe IDA, Friendship Village of Tempe Project, Series A,
4.00%, 12/1/46  1,980 1,631
54,499
ARKANSAS  1.1%
Arkansas DFA, Big River Steel Project, 4.50%, 9/1/49 (4)(5) 8,610 8,438
Arkansas DFA, Big River Steel Project, 4.75%, 9/1/49 (4)(5) 3,955 3,867
Arkansas DFA, Green Bond, 5.45%, 9/1/52 (4) 5,985 5,944
Arkansas DFA, Green Bond, 7.375%, 7/1/48 (4)(5) 5,000 5,421
Arkansas DFA, Green Bond, Series A, 6.875%, 7/1/48 (4)(5) 5,000 5,360
Osceola, Plum Point Energy, VRDN, 5.50%, 4/1/36 (Tender
1/2/26) (4) 7,875 7,874
36,904

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
CALIFORNIA  7.9%
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  10,715 11,089
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  4,525 4,810
California Community Housing Agency, Creekwood, Series A,
4.00%, 2/1/56 (5) 19,325 11,970
California Community Housing Agency, Junior Bonds Street
Flats, Series A-2, 4.00%, 8/1/50 (5) 7,980 5,964
California Community Housing Agency, Senior-Fountains at
Emerald, 3.00%, 8/1/56 (5) 2,300 1,488
California Community Housing Agency, Stoneridge Apartments,
Series A, 4.00%, 2/1/56 (5) 23,060 16,049
California Community Housing Agency, Verdant at Green Valley
Project, 5.00%, 8/1/49 (5) 11,600 10,303
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  2,576 2,587
California Infrastructure & Economic Dev. Bank, Social Bond,
Series B, 5.00%, 11/1/47  1,790 1,765
California Municipal Fin. Auth., Ascent 613 Project, Series A,
5.375%, 1/1/55 (5) 2,500 2,325
California Municipal Fin. Auth., Baptish Univ., Series A, 5.00%,
11/1/46 (5) 2,750 2,549
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/49 (5) 1,515 1,352
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/57 (5) 1,650 1,427
California Municipal Fin. Auth., LINXS APM Project, 4.00%,
12/31/47 (4) 4,605 3,818
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (4) 4,210 4,098
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  4,565 4,713
California PFA, Enso Village Project, 5.00%, 11/15/46 (5) 595 539
California PFA, Sunrise of Manhattan Beach, Series A-1,
6.75%, 7/1/65 (5) 10,000 10,382
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/41 (5) 1,650 1,259
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/51 (5) 1,500 1,020
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/61 (5) 250 159
California Statewide CDA, Series 2021A, 4.00%, 9/2/28  205 205
California Statewide CDA, Series 2021A, 4.00%, 9/2/29  220 219
California Statewide CDA, Series 2021A, 4.00%, 9/2/30  235 233
California Statewide CDA, Series 2021A, 4.00%, 9/2/31  185 183

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
California Statewide CDA, Series 2021A, 4.00%, 9/2/41  1,270 1,136
California Statewide CDA, Series 2021A, 4.00%, 9/2/51  785 640
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/31  880 857
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/41  1,605 1,384
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/51  1,080 868
California Statewide CDA, Series A-1, 5.00%, 9/2/42  3,495 3,519
California Statewide CDA, Series A-1, 5.00%, 9/2/52  4,965 4,821
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  10,290 10,017
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (5) 2,375 2,408
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/46 (5) 3,165 2,996
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (5) 8,120 7,868
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (5) 14,720 14,330
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  1,260 1,133
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  1,895 1,546
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  395 398
California Statewide Fin. Auth., Tobacco Industry, Series A,
6.00%, 5/1/43  1,190 1,215
CMFA Special Fin. Agency VII, Breakwater Apartments,
Series A-2, 4.00%, 8/1/47 (5) 6,105 5,006
CMFA Special Fin. Agency XII, Allure Apartments, 4.375%,
8/1/49 (5) 2,530 2,014
CMFA Special Fin. Agency, Solana At Grand, Series A-2,
4.00%, 8/1/45 (5) 2,835 2,398
CSCDA Community Improvement Auth., Jefferson Anaheim
Social Bonds, 3.125%, 8/1/56 (5) 2,200 1,572
CSCDA Community Improvement Auth., Link-Glendale Social
Bonds, Series A-1, 3.00%, 7/1/45 (5) 1,750 1,320
CSCDA Community Improvement Auth., Link-Glendale Social
Bonds, Series A-2, 4.00%, 7/1/56 (5) 6,207 4,595
CSCDA Community Improvement Auth., Monterey Station
Apartment Social Bonds, 3.125%, 7/1/56 (5) 5,105 3,246
CSCDA Community Improvement Auth., Oceanaire Long Beach
Social Bonds, Series A-2, 4.00%, 9/1/56 (5) 8,485 6,069
CSCDA Community Improvement Auth., Parallel Anaheim
Social Bonds, 4.00%, 8/1/56 (5) 2,955 2,484
CSCDA Community Improvement Auth., Renaissance at City
Center, Series A, 5.00%, 7/1/51 (5) 1,910 1,727

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
CSCDA Community Improvement Auth., Social Bonds,
Series A-2, 3.00%, 2/1/57 (5) 2,500 1,660
Golden State Tobacco Securitization, 5.00%, 6/1/51  3,410 3,332
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  263,725 28,291
Inland Empire Tobacco Securitization, Tobacco Settlement
Asset-Backed Bonds, Series C-1, Zero Coupon, 6/1/36  20,000 8,995
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/27  235 236
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/28  320 321
Los Angeles Dept. of Airports, Series A, 5.50%, 5/15/55 (4) 4,750 4,952
Northern California Gas Auth. No. 1, Series B, FRN, 67% of
(3M TSFR + 0.2616%) + 0.72%, 3.775%, 7/1/27  3,015 3,012
Regents of the Univ. of California, Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  2,600 2,009
San Francisco City & County Int'l. Airport, Series A, 5.50%,
5/1/55 (4) 12,000 12,450
San Francisco City and County, Special Tax Dist. No. 2020-1,
Series A, 5.75%, 9/1/50 (5) 850 879
San Francisco City and County, Special Tax Dist. No. 2020-1,
Series B, 5.75%, 9/1/53 (5) 1,290 1,330
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/34 (6) 1,560 1,692
255,232
COLORADO  3.7%
Berthoud-Heritage Metropolitan Dist. No. 1, 5.625%, 12/1/48  6,865 6,393
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.25%,
12/1/38  961 939
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.375%,
12/1/48  3,250 3,053
CCP Metropolitan Dist. No. 3, GO, 5.00%, 12/1/53  1,190 1,112
Centerra Metropolitan Dist. No. 1, 5.00%, 12/1/47 (5) 3,500 3,285
Colorado Bridge & Tunnel Enterprise, Senior Infrastructure,
Series A, 5.50%, 12/1/54 (6) 2,650 2,771
Colorado Ed. & Cultural Fac. Auth., Ascent Classical Academy
School Project, 5.75%, 4/1/59 (5) 1,070 1,049
Colorado Ed. & Cultural Fac. Auth., Ascent Classical Academy
School Project, 5.80%, 4/1/54 (5) 1,200 1,196
Colorado Ed. & Cultural Fac. Auth., The Stanley Project,
Series A-1, 6.875%, 2/1/59 (5) 10,000 10,196
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/31  485 475
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/32  590 576
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/41  1,160 1,020
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/48  1,770 1,434
Colorado HFA, Sunny Vista Living Center, Series A, 5.75%,
12/1/35 (5) 1,145 778

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (5) 2,350 1,429
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (5) 3,285 2,003
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  4,000 3,827
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  5,330 5,115
Cornerstar Metropolitan Dist., Series A, GO, 5.125%, 12/1/37  500 482
Cornerstar Metropolitan Dist., Series A, GO, 5.25%, 12/1/47  2,600 2,397
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  1,187 1,190
Gold Hill North Business Improvement Dist., Series A, GO,
5.60%, 12/1/54 (5) 3,600 3,389
Green Valley Ranch East Metropolitan Dist. No. 6, Series A,
GO, 5.875%, 12/1/50  2,200 2,179
Mineral Business Improvement Dist., Series A, GO, 5.75%,
12/1/54 (5) 1,750 1,683
Mirabelle Metropolitan Dist. No. 2, Subordinate Bonds,
Series B, GO, 6.125%, 12/15/49  2,100 2,016
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  3,952 3,570
Palisade Metropolitan Dist. No. 2, Series B, STEP, 0.00%,
12/15/54 (5) 2,800 2,567
Peak Metropolitan Dist. No. 1, Series A, GO, 4.00%, 12/1/35 (5) 500 430
Peak Metropolitan Dist. No. 1, Series A, GO, 5.00%, 12/1/51 (5) 5,270 4,248
Public Auth. for Colorado Energy, 6.25%, 11/15/28  3,980 4,158
Public Auth. for Colorado Energy, 6.50%, 11/15/38  9,210 10,748
Pueblo Urban Renewal Auth., 4.75%, 12/1/45 (5) 5,690 4,924
Rampart Range Metropolitan Dist. No 5, 4.00%, 12/1/51  7,025 5,489
Redtail Ridge Metropolitan Dist., GO, Zero Coupon, 12/1/32  10,025 5,846
Riverwalk Metropolitan Dist. No 2, Series A, 5.00%, 12/1/52  4,245 3,446
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/36  810 780
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/46  1,448 1,278
St. Vrain Lakes Metropolitan Dist. No. 2, Series B, GO, 6.375%,
11/15/54 (3) 2,000 2,002
STC Metropolitan Dist. No. 2, Second Lien, Series A-2, GO,
6.25%, 12/1/55 (5) 2,000 2,022
Sterling Ranch Community Auth. Board, Series A, 6.50%,
12/1/54  1,000 1,012
Sterling Ranch Community Auth. Board, Series B, 8.75%,
12/15/54  1,670 1,679
Vail Home Partners, 5.75%, 10/1/45 (5) 415 418
Vail Home Partners, 5.875%, 10/1/55 (5) 1,500 1,511
Vail Home Partners, 6.00%, 10/1/64 (5) 3,000 3,027
119,142

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
CONNECTICUT  1.6%
Connecticut Housing Fin. Auth., Series D-1, 4.85%, 11/15/59  5,015 4,929
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/46 (5) 1,060 974
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/53 (5) 1,260 1,117
Connecticut State HEFA, Goodwin Univ., Series A-1, 5.375%,
7/1/54  3,900 3,612
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/44  4,405 3,383
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/49  4,200 3,068
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/31  2,000 2,005
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/32  3,280 3,286
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/33  2,055 2,057
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/34  1,435 1,435
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/43  8,115 7,429
Hamden Town, Whitney Center Project, 5.00%, 1/1/40  5,125 4,805
Hamden Town, Whitney Center Project, 5.00%, 1/1/50  6,160 5,262
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK) (3)(7) 23,166 5,328
Steel Point Infrastructure Improvement Dist., Steelpointe
Harbor Project, 4.00%, 4/1/41 (5) 550 489
Steel Point Infrastructure Improvement Dist., Steelpointe
Harbor Project, 4.00%, 4/1/51 (5) 2,715 2,182
51,361
DELAWARE  1.0%
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  200 200
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/40  1,025 1,024
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/50  1,385 1,317
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/37  790 789
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  4,920 4,658
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  2,035 1,907
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  4,390 4,074
Delaware State Economic Dev. Auth., Academia Antonia Alonso
Charter School Project, Series A, 6.00%, 7/1/55 (5)(8) 1,915 1,915
Delaware State Economic Dev. Auth., ASPIRA of Delaware
Charter Operations Project, 4.00%, 6/1/52  1,260 947
Delaware State Economic Dev. Auth., ASPIRA of Delaware
Charter Operations Project, 4.00%, 6/1/57  1,220 889
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  205 207

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/40  890 877
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/48  2,335 2,186
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/53  3,445 3,136
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/58  2,915 2,620
Sussex County, Cadbury at Lewes, 5.00%, 1/1/36  6,875 6,810
33,556
DISTRICT OF COLUMBIA  2.3%
Dist. of Columbia, Methodist Home, Series A, 5.125%, 1/1/35  740 655
Dist. of Columbia, Methodist Home, Series A, 5.25%, 1/1/39  485 407
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  58,985 14,836
District of Columbia Tobacco Settlement Fin., Series B, Zero
Coupon, 6/15/46  18,210 3,893
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/36  2,375 2,380
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/41  1,540 1,499
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/46  2,285 2,172
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  2,295 2,287
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  4,065 3,821
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  9,730 8,413
District of Columbia, Union Market Infrastructure Project, STEP,
0.00%, 6/1/31 (5) 900 820
District of Columbia, Union Market Infrastructure Project, STEP,
0.00%, 6/1/46 (5) 2,810 2,066
District of Columbia, Union Market Project, Series B, STEP,
0.00%, 6/1/41 (5) 1,600 1,191
District of Columbia, Union Market Project, Series B, STEP,
0.00%, 6/1/49 (5) 3,450 1,989
Metropolitan Washington Airports Auth., Airport System
Revenue & Refunding Bond, Series A, 5.00%, 10/1/46 (4) 3,000 2,988
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  11,080 11,754
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/37 (6) 10,135 5,798
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/38  7,915 4,197

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/39  1,585 790
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/40  3,955 1,851
73,807
FLORIDA  5.8%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34 (1)(3) 190 123
Alachua County HFA, East Ridge Retirement Village, 6.375%,
11/15/49 (1)(3) 7,480 4,862
Avenir Community Dev. Dist., 5.375%, 5/1/43  1,855 1,831
Avenir Community Dev. Dist., 5.625%, 5/1/54  890 884
Babcock Ranch Community Independent Special Dist., 5.25%,
5/1/55 (5) 1,750 1,646
Boggy Creek Improvement Dist., Special Assessment,
Series 2013, 5.125%, 5/1/43  6,445 6,215
Broward County Port Fac. Revenue, Senior Bond, Series B,
4.00%, 9/1/49 (4) 10,000 8,440
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/29  875 914
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/30  250 263
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/31  1,015 1,062
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/33  900 931
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/34  975 1,003
Capital Projects Fin. Auth., Millenia Orlando Project, Series A,
7.125%, 1/1/65 (5) 5,000 4,823
Capital Projects Fin. Auth., Navigator Academy of Leadership
Obligated Group Project, 5.00%, 6/15/54 (5) 575 517
Capital Projects Fin. Auth., Navigator Academy of Leadership
Obligated Group Project, 5.00%, 6/15/64 (5) 1,890 1,651
Capital Trust Agency, 4.00%, 6/15/51 (5) 2,735 1,951
Capital Trust Agency, The Marie Selby Botanical Gardens,
4.00%, 6/15/41 (5) 3,300 2,697
Capital Trust Auth., Florida Institute of Technology Project,
Series A, 5.375%, 7/1/65 (5) 5,150 4,809
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 5.625%, 6/15/44 (5) 410 411
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 6.00%, 6/15/54 (5) 655 660
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 6.125%, 6/15/60 (5) 800 807

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Capital Trust Auth., Mason Classical Academy Project,
Series A, 5.00%, 6/1/64 (5) 2,550 2,221
Celebration Pointe Community Dev. Dist., 3.00%, 5/1/31 (1)(3) 565 452
Celebration Pointe Community Dev. Dist., 3.375%, 5/1/41 (1)(3) 1,055 844
Celebration Pointe Community Dev. Dist., 4.00%, 5/1/53 (1)(3) 2,310 1,848
Celebration Pointe Community Dev. Dist., 5.125%, 5/1/45 (1)(3) 755 604
Celebration Pointe Community Dev. Dist., Alachua County,
5.00%, 5/1/32 (1)(3) 755 604
Coastal Ridge Community Dev. Dist., 6.00%, 5/1/55 (8) 2,800 2,787
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  255 252
East Nassau Stewardship Dist., BAN, 5.25%, 5/1/29  4,200 4,193
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  5,920 5,941
Florida Dev. Fin., GFL Solid Waste Southeast Project, Series A,
VRDN, 4.375%, 10/1/54 (Tender 10/1/31) (4)(5) 2,450 2,438
Florida Dev. Fin., UF Health Jacksonville Project, 4.00%, 2/1/52  2,945 2,340
Florida Dev. Fin., UF Health Jacksonville Project, 5.00%, 2/1/52  1,450 1,330
Florida Dev. Fin., Waste Pro USA, VRDN, 6.125%, 7/1/32
(Tender 7/1/26) (4)(5) 8,900 9,015
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 4.75%, 6/1/38 (5) 2,495 2,214
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 5.00%, 6/1/48 (5) 10,550 8,923
Golden Gem Community Dev. Dist., 6.00%, 5/1/55  4,000 3,900
Hammock Oaks Community Dev. Dist., Assessment Area
Three, 4.50%, 5/1/32 (5) 275 277
Hammock Oaks Community Dev. Dist., Assessment Area
Three, 5.75%, 5/1/55 (5) 1,500 1,445
Hammock Oaks Community Dev. Dist., Assessment Area Two,
5.85%, 5/1/44  875 857
Hammock Oaks Community Dev. Dist., Assessment Area Two,
6.15%, 5/1/54  1,000 982
Hillcrest Preserve Community Dev. Dist., 4.375%, 5/1/31 (5) 420 417
Hillcrest Preserve Community Dev. Dist., 5.00%, 5/1/44 (5) 1,200 1,101
Hillcrest Preserve Community Dev. Dist., 5.30%, 5/1/54 (5) 1,615 1,474
Hillsborough County IDA, BayCare Health System, Series C,
5.50%, 11/15/54  2,880 3,031
Hobe-St. Lucie Conservancy Dist., 5.875%, 5/1/55  2,700 2,670
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (5) 9,095 7,431
Lakes of Sarasota Community Dev. Dist., Series A, 5.60%,
5/1/55  695 652
Lakes of Sarasota Community Dev. Dist., Series B, 5.25%,
5/1/34  1,100 1,089

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Lakes of Sarasota Community Dev. Dist. 2, Series A, 5.70%,
5/1/55  765 725
Lakes of Sarasota Community Dev. Dist. 2, Series B, 5.20%,
5/1/35  1,395 1,379
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.50%, 5/1/39 (5) 25 26
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.65%, 5/1/48 (5) 110 111
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.25%, 5/1/37  2,875 2,906
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.375%, 5/1/47  3,635 3,650
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.00%, 5/1/36  1,155 1,161
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.125%, 5/1/46  2,325 2,238
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.30%,
5/1/39  790 802
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.45%,
5/1/48  1,365 1,370
LTC Ranch West Residential Community Dev. Dist.,
Assessment Area Three Project, Series AA3, 6.05%, 5/1/54  1,375 1,341
LTC Ranch West Residential Community Dev. Dist.,
Assessment Area Two Project, Series AA2, 6.00%, 5/1/54  555 541
Malabar Springs Community Dev. Dist., Assessment Area One,
5.20%, 5/1/44  1,000 941
Marion Ranch Community Dev. Dist., 5.70%, 5/1/44  795 776
Marion Ranch Community Dev. Dist., 5.95%, 5/1/54  1,375 1,330
Miami-Dade County EFA, Series B, 5.25%, 4/1/45  10,000 10,295
Newport Isles Community Dev. Dist., 5.00%, 5/1/44  2,200 2,070
Newport Isles Community Dev. Dist., 5.20%, 5/1/54  2,690 2,464
North AR-1 Pasco Community Dev. Dist., Assessment Area
Five, Series A, 6.00%, 5/1/54  1,680 1,641
Orange County HFA, 4.00%, 10/1/52  4,605 3,852
Palm Beach County HFA, Toby & Leon Cooperman Sinai
Residences of Boca Raton, 4.25%, 6/1/56  3,000 2,334
Parrish Lakes Community Dev. Dist., Assessment Area Three,
5.80%, 5/1/54  1,560 1,470
Parrish Plantation Community Dev. Dist., Assessment Area
Four Project, 4.75%, 5/1/31  90 91
Parrish Plantation Community Dev. Dist., Assessment Area
Four Project, 5.625%, 5/1/44  245 243
Parrish Plantation Community Dev. Dist., Assessment Area
Four Project, 5.875%, 5/1/54  375 373
Parrish Plantation Community Dev. Dist., Assessment Area
Three Project, 4.875%, 5/1/31  315 318

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Parrish Plantation Community Dev. Dist., Assessment Area
Three Project, 5.80%, 5/1/44  700 702
Parrish Plantation Community Dev. Dist., Assessment Area
Three Project, 6.05%, 5/1/54  1,245 1,251
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/37  1,095 1,096
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/42  1,035 990
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/47  2,535 2,322
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/52  5,360 4,748
Sawyers Landing Community Dev. Dist., 4.125%, 5/1/41  2,420 2,114
Sawyers Landing Community Dev. Dist., 4.25%, 5/1/53  3,225 2,617
Seminole Palms Community Dev. Dist., 5.50%, 5/1/55 (5) 1,550 1,438
Viera Stewardship Dist., Series 2021, 3.125%, 5/1/41  830 636
Viera Stewardship Dist., Series 2021, 4.00%, 5/1/53  3,020 2,283
Village Community Dev. Dist. No. 15, 4.20%, 5/1/39 (5) 500 467
Village Community Dev. Dist. No. 15, 4.80%, 5/1/55 (5) 3,000 2,749
Westside Haines City Community Dev. Dist., Assessment Area
Two Project, 6.00%, 5/1/54  1,590 1,572
187,265
GEORGIA  3.5%
Atlanta Airport Passenger Fac. Charge, Green Bond, Series E,
5.25%, 7/1/42 (4) 6,650 6,878
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (1)(3) 2,850 1,282
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (1)(3) 15,200 6,840
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (1)(3) 8,525 3,836
Atlanta Dev. Auth., Gulch Enterprise Zone Project, Series 1,
Class A, STEP, 0.00%, 12/15/48 (5) 13,542 11,760
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (5) 620 614
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (5)(9) 1,625 1,535
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.625%, 7/1/42 (5)(9) 3,360 2,861
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.875%, 7/1/51 (5)(9) 4,250 3,540
Cobb County Dev. Auth., Mt. Bethel Christian Academy Project,
6.25%, 6/1/64 (5) 3,090 3,118
Fulton County Dev. Auth., Piedmont Healthcare Project, 4.00%,
7/1/49  4,000 3,454

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/41 (5) 2,375 2,051
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/51 (5) 9,330 7,096
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/47 (5) 2,730 2,548
Gainesville & Hall County Dev. Auth., Brenau Univ. Project,
5.75%, 6/1/55  5,000 4,888
George L Smith II Congress Center Auth., Convention Center
Hotel, 2.375%, 1/1/31  2,205 2,021
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (5) 1,220 1,156
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  1,190 1,180
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (5) 2,645 2,646
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (5) 14,530 13,029
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27 (5) 160 161
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.75%, 6/15/37 (5) 1,215 1,235
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.875%, 6/15/47 (5) 1,980 1,995
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 6.00%, 6/15/52 (5) 1,215 1,223
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53
(Tender 6/1/30)  2,810 2,914
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  2,600 2,738
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  2,725 2,847
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  5,855 6,043
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27 (5) 2,120 2,124
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/37 (5) 2,210 2,101
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/47 (5) 8,705 7,658
113,372
GUAM  0.1%
Guam Power Auth., Series A, 5.00%, 10/1/42  4,050 4,109
4,109
IDAHO  0.5%
Power County IDC, FMC Project, 6.45%, 8/1/32 (4) 3,620 3,631
Spring Valley Community Infrastructure Dist. No. 1, Assessment
Area Two, 6.25%, 9/1/53 (5) 4,700 4,818

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51 (5) 10,448 9,338
17,787
ILLINOIS  4.6%
Chicago, Series A, GO, 5.00%, 1/1/39  1,025 1,025
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/34 (6) 830 846
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/35 (6) 900 914
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/27 (10) 12,290 11,133
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/29 (6)(11) 11,245 9,425
Chicago O'Hare Int'l. Airport, Senior Lien, Series A, 5.50%,
1/1/59 (4) 4,275 4,403
Chicago, Works, Series A, GO, 5.50%, 1/1/41  2,130 2,154
Chicago, Works, Series A, GO, 5.50%, 1/1/43  2,095 2,107
Illinois, Series A, GO, 5.50%, 3/1/42  3,340 3,493
Illinois, Series A, GO, 5.50%, 3/1/47  5,040 5,166
Illinois, Series B, GO, 5.00%, 12/1/33  2,715 2,889
Illinois, Series B, GO, 5.50%, 5/1/47  1,890 1,936
Illinois, Series C, GO, 5.00%, 11/1/29  5,000 5,158
Illinois DFA, Citgo Petroleum, 8.00%, 6/1/32 (4) 1,385 1,386
Illinois Fin. Auth., Admiral at the Lake, 5.125%, 5/15/38  8,705 7,451
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/42  1,585 1,283
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/54  6,735 4,856
Illinois Fin. Auth., Depaul College Prep Foundation, 5.25%,
8/1/38 (5) 1,000 1,038
Illinois Fin. Auth., Depaul College Prep Foundation, 5.50%,
8/1/43 (5) 1,000 1,030
Illinois Fin. Auth., Depaul College Prep Foundation, 5.625%,
8/1/53 (5) 1,195 1,214
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/37  3,050 3,055
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/47  1,230 1,138
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series C,
VRDN, 3.00%, 7/15/55  4,000 4,000
Illinois Fin. Auth., Villa Saint Benedict, 6.125%, 11/15/35  2,175 2,179
Illinois Fin. Auth., Villa Saint Benedict, 6.375%, 11/15/43  3,165 3,167
Illinois HDA, Series A, 4.875%, 4/1/50  8,305 8,244
Illinois HDA, Series G, 5.00%, 10/1/46  1,095 1,096
Illinois HDA, Series G, 6.25%, 10/1/52  1,085 1,160
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
12/15/45  595 591

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  7,630 7,397
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 12/15/33 (10) 46,130 31,982
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (10) 5,935 6,725
Upper Illinois River Valley Dev. Auth., Cambridge Lakes
Learning Center, Series A, 5.00%, 12/1/32 (5) 2,800 2,769
Upper Illinois River Valley Dev. Auth., Cambridge Lakes
Learning Center, Series A, 5.25%, 12/1/47 (5) 6,420 5,779
148,189
INDIANA  1.7%
East Chicago, USG Project, 5.50%, 9/1/28 (4) 1,405 1,358
Indiana Fin. Auth., Depauw University Project, Series A, 5.50%,
7/1/52  8,655 8,647
Indiana Fin. Auth., Margaret Mary Health Project, Series A,
5.75%, 3/1/54  6,845 7,023
Indiana Fin. Auth., Methodist Hosp., Series A, 5.50%, 9/15/39  400 416
Indiana Fin. Auth., Methodist Hosp., Series A, 5.50%, 9/15/44  2,500 2,533
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%,
11/1/30  5,160 5,221
Indiana Fin. Auth., Student Housing Project, Series A, 5.00%,
6/1/53  3,350 3,195
Indiana Fin. Auth., Student Housing Project, Series A, 5.125%,
6/1/58  1,650 1,592
Indiana Fin. Auth., Student Housing Project, Series A, 5.25%,
7/1/64  3,250 3,149
Indiana Fin. Auth., U.S. Steel, Series A, 4.125%, 12/1/26  10,935 10,939
Indianapolis Airport Auth., United Airlines, Series A, 6.50%,
11/15/31 (1)(3)(4) 9,846 —
Indianapolis Local Public Improvement Bond Bank, Convention
Center Hotel, Series E, 6.00%, 3/1/53  7,490 7,757
Valparaiso, Pratt Paper, 4.50%, 1/1/34 (4)(5) 1,420 1,421
Valparaiso, Pratt Paper, 5.00%, 1/1/54 (4)(5) 3,000 2,776
56,027
KANSAS  0.1%
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/30  1,010 1,018
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/32  910 915
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/39  930 905
2,838
KENTUCKY  2.4%
Henderson, Pratt Paper, Series B, 4.45%, 1/1/42 (4)(5) 1,945 1,781
Henderson, Pratt Paper, Series B, 4.70%, 1/1/52 (4)(5) 6,270 5,574
Kenton County Airport Board, Series A, 5.25%, 1/1/49 (4) 825 837
Kenton County Airport Board, Series A, 5.25%, 1/1/54 (4) 2,500 2,522

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Kentucky Economic DFA, Baptist Life Communities, 6.25%,
11/15/46  2,770 1,919
Kentucky Economic DFA, Baptist Life Communities, 6.375%,
11/15/51  4,635 3,134
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  5,625 4,328
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/51  2,905 2,126
Kentucky Economic DFA, Masonic Homes of Kentucky,
5.375%, 11/15/42  3,560 2,951
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.50%,
11/15/45  1,320 1,071
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  3,555 3,564
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  4,040 3,954
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  6,415 6,188
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  6,035 6,040
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  11,165 10,753
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  6,085 6,079
Louisville, Norton Healthcare, VRDN, 3.10%, 10/1/53  14,700 14,700
77,521
LOUISIANA  1.0%
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.50%, 6/15/38 (5) 1,900 1,881
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.625%, 6/15/48 (5) 2,220 2,116
Louisiana Public Fac. Auth., I-10 Calcasieu River Bridge,
5.75%, 9/1/64 (4) 7,475 7,710
Louisiana Public Fac. Auth., Waste Pro USA Project, VRDN,
6.75%, 10/1/53 (Tender 10/1/28) (4)(5) 3,500 3,694
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (5) 1,310 1,310
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (5) 4,190 4,454
Saint James Parish, Nustar Logistics, Series 2, 6.35%,
7/1/40 (5) 4,235 4,538
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30) (5) 5,485 5,832
31,535

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
MARYLAND  5.0%
Anne Arundel County, Annapolis Area Christian School,
Series A, 6.50%, 7/1/33  2,175 2,176
Anne Arundel County, Annapolis Area Christian School,
Series A, 6.75%, 7/1/43  4,575 4,549
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  2,260 2,143
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  17,045 16,021
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/27  1,190 1,201
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  4,410 4,461
Maryland DOT, Series A, 5.25%, 8/1/54 (4)(6) 6,500 6,569
Maryland Economic Dev., Baltimore City Project, Series A,
5.00%, 6/1/58  4,040 3,902
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/25  410 410
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (5) 1,900 1,901
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (5) 2,010 2,011
Maryland Economic Dev., Port Covington Project, 3.25%,
9/1/30  765 735
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/40  1,740 1,551
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  2,000 1,605
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/47 (4) 2,100 2,085
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/55 (4) 26,675 26,069
Maryland Economic Dev., Senior-Annapolis Mobility, 5.25%,
6/30/53  4,635 4,645
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  825 825
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  790 809
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,190 1,231
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  790 814
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  815 837
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  2,050 2,087
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  5,430 5,506

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  16,365 16,388
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/32  475 481
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/33  1,205 1,218
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/34  1,425 1,439
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/35  1,270 1,281
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/36  1,190 1,198
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  2,575 2,152
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  4,305 3,467
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  2,665 2,097
Montgomery County Housing Opportunities Commission,
Series A, 4.90%, 7/1/55  1,370 1,340
Montgomery County, Friends House Retirement Community,
Series A, 5.00%, 7/1/39  405 346
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  5,145 4,249
Prince George's County Auth., Suitland-Naylor Road, 4.75%,
7/1/36 (5) 1,385 1,385
Prince George's County Auth., Suitland-Naylor Road, 5.00%,
7/1/46 (5) 1,980 1,902
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/31  1,190 1,198
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  1,595 1,554
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  790 785
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  315 283
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,560 1,334
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  2,695 2,481
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  5,250 4,657
Rockville, Ingleside at King Farm, 5.00%, 11/1/29  395 399
Rockville, Ingleside at King Farm, 5.00%, 11/1/32  395 397
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/26  1,370 1,371
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/27  1,430 1,435
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/30  1,605 1,611
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  880 881

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,225 2,145
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  6,330 5,665
Washington Suburban Sanitary Commission, Series A, VRDN,
BAN, 3.05%, 6/1/27  100 100
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  2,885 2,827
162,209
MASSACHUSETTS  0.4%
Massachusetts Dev. Fin. Agency, Merrimack College Student
Housing Project, Series A, 5.00%, 7/1/54 (5) 1,200 1,100
Massachusetts Dev. Fin. Agency, Merrimack College Student
Housing Project, Series A, 5.00%, 7/1/60 (5) 1,100 992
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/47 (5) 3,000 2,778
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/57 (5) 5,290 4,722
Massachusetts Dev. Fin. Agency, Salem Community, 5.25%,
1/1/50  2,120 1,873
Massachusetts Ed. Fin. Auth., Series B, 4.25%, 7/1/46 (4) 2,895 2,492
13,957
MICHIGAN  0.9%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/37  790 785
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/41  4,510 4,231
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/47  12,580 11,287
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/32  1,665 1,626
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/37  945 878
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/47  2,195 1,832
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/52  940 755
Ivywood Classical Academy, Public School, 6.00%, 1/1/54  3,890 3,683
Michigan Fin. Auth., Henry Ford Health System, Series A,
4.00%, 11/15/50  1,875 1,569
Michigan Tobacco Settlement Fin. Auth., Series B, Zero
Coupon, 6/1/52  20,180 2,447
29,093

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
MINNESOTA  0.3%
Deephaven, Seven Hills Preparatory Academy, Series A,
6.125%, 6/15/61 (5) 4,500 4,069
Eagan, Great Oaks Academy, Series A, 6.25%, 2/1/45 (5) 400 378
Eagan, Great Oaks Academy, Series A, 6.375%, 2/1/55 (5) 700 656
Eagan, Great Oaks Academy, Series A, 6.50%, 2/1/65 (5) 1,250 1,174
Woodbury, Math & Science Academy, 5.50%, 6/1/55 (5) 1,210 1,119
Woodbury, Math & Science Academy, 5.50%, 6/1/63 (5) 1,605 1,458
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/41  670 535
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/51  520 376
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/56  455 318
10,083
MISSOURI  1.8%
HEFA of Missouri, Mercy Health, 5.50%, 12/1/48  2,980 3,077
HEFA of Missouri, SSM Health, Series F, VRDN, 3.05%, 6/1/36  6,770 6,770
Kansas City IDA, Series A-1, 5.00%, 6/1/46 (5) 1,675 1,554
Kansas City IDA, Series A-1, 5.00%, 6/1/54 (5) 1,250 1,117
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/37  1,585 1,511
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/42  1,345 1,202
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,185 1,084
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  3,760 3,770
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  12,270 11,492
Saint Louis County IDA, Nazareth Living Center, Series A,
5.00%, 8/15/30  790 789
Saint Louis County IDA, Nazareth Living Center, Series A,
5.00%, 8/15/35  555 535
Saint Louis County IDA, Nazareth Living Center, Series A,
5.125%, 8/15/45  1,345 1,154
Saint Louis County IDA, Saint Andrews Resources for Seniors,
5.00%, 12/1/35  1,585 1,528
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  1,680 1,477
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  505 482
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  2,170 1,958
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  2,600 2,196
Saint Louis Land Clearance for Redev. Auth., National
Geospatial Intelligence Agency, 5.125%, 6/1/46  3,815 3,579
Saint Louis Land Clearance for Redev. Auth., National
Geospatial Intelligence Agency, 5.375%, 6/1/43  11,595 11,465
Taney County IDA, 6.00%, 10/1/49 (5) 3,500 3,327
60,067

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
MONTANA  0.3%
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/37  545 542
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/47  5,740 5,107
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/52  5,975 5,168
10,817
NEBRASKA  0.0%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  1,145 1,181
1,181
NEVADA  0.6%
Las Vegas Redev. Agency, 5.00%, 6/15/30  325 328
Las Vegas Redev. Agency, 5.00%, 6/15/40  3,585 3,541
Las Vegas Redev. Agency, 5.00%, 6/15/45  6,290 6,088
Las Vegas Special Improvement Dist. No. 818, 5.00%, 12/1/44  935 896
Las Vegas Special Improvement Dist. No. 818, 5.00%, 12/1/49  1,115 1,042
Las Vegas Special Improvement Dist. No. 818, 5.00%, 12/1/54  1,200 1,099
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58 (5) 9,500 1,400
Reno-Tahoe Airport Auth., Int'l. Airport, Series A, 5.25%,
7/1/54 (4) 4,175 4,189
18,583
NEW HAMPSHIRE  1.0%
National Finance Auth. Affordable Housing Certificates,
Series 2024-1, Class A, 4.15%, 10/20/40 (Tender 10/1/34)  2,495 2,314
New Hampshire Business Fin. Auth., Zero Coupon, 12/1/34 (5) 21,875 11,562
New Hampshire Business Fin. Auth., Series 2025-1, Class A-2,
VR, 4.087%, 1/20/41  1,623 1,437
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40) (4)(5) 3,245 2,647
New Hampshire Business Fin. Auth., Social Certificates,
Series 2024-4, Class B, VR, 3.811%, 7/20/40  2,575 2,227
New Hampshire Business Fin. Auth., Social Certificates,
Series 2024-4, Class B, VR, 4.06%, 5/20/42  1,550 1,319
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.25%, 7/1/39 (5) 1,245 1,226
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.625%, 7/1/46 (5) 690 670
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.75%, 7/1/54 (5) 2,725 2,609
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/36  630 634
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/40  595 597
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/46  4,835 4,796
32,038

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
NEW JERSEY  1.6%
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/46  1,555 1,342
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/56  1,760 1,422
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/49 (5) 1,000 934
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (4) 2,125 2,126
New Jersey Economic Dev. Auth., Lions Gate, 5.25%, 1/1/44  3,880 3,524
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/30  1,585 1,576
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  9,565 8,642
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.375%, 1/1/35 (4)(5) 1,600 1,619
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.625%, 1/1/45 (4)(5) 2,000 2,027
New Jersey Economic Dev. Auth., Transit Transportation
Project, 4.00%, 11/1/44  6,445 5,616
New Jersey Economic Dev. Auth., UMM Energy Partners,
Series A, 5.00%, 6/15/37 (4) 990 975
New Jersey Economic Dev. Auth., UMM Energy Partners,
Series A, 5.125%, 6/15/43 (4) 1,385 1,311
New Jersey EFA, Green Bond, Series A, 5.00%, 7/1/40  3,130 3,191
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  790 714
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41  650 680
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/42  1,000 1,042
New Jersey Transportation Trust Fund Auth., Series AA, 4.25%,
6/15/44  2,000 1,822
New Jersey Transportation Trust Fund Auth., Unrefunded
Balance, 5.25%, 6/15/46  1,275 1,307
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/54  5,250 5,410
Tobacco Settlement Fin., Series B, 5.00%, 6/1/46  4,920 4,717
Township of Franklin NJ, GO, 2.00%, 3/15/37  1,280 996
50,993
NEW YORK  3.7%
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/41 (5) 1,135 1,018
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/51 (5) 2,680 2,254

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/55 (5) 830 685
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.50%, 5/1/48 (5) 460 448
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/36 (1)(5) 425 389
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/41 (1)(5) 550 473
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/51 (1)(5) 1,980 1,577
Build New York City Resource, Shefa School Project, Series A,
2.50%, 6/15/31 (5) 650 579
Build New York City Resource, Shefa School Project, Series A,
5.00%, 6/15/51 (5) 13,110 11,644
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/46  5,205 5,302
Empire State Dev., Personal Income Tax, 3.00%, 3/15/48  5,000 3,531
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  5,620 4,400
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  20,695 5,347
Glen Cove Local Economic Assistance, Garvies Point,
Series C, 5.625%, 1/1/55  8,610 7,377
New York City Housing Dev., 8 Spruce Street, Series 2024,
Class F, 5.25%, 12/15/43 (Prerefunded 12/15/31) (12) 2,550 2,591
New York City Ind. Dev. Agency, Queens Baseball Stadium
Project, Series A, 3.00%, 1/1/46 (6) 5,250 3,769
New York City Municipal Water Fin. Auth., Water & Sewer
System, Series BB1, 3.00%, 6/15/50  5,000 3,474
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/30 (5) 1,000 1,000
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/31 (5) 800 798
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/34 (5) 800 781
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/36 (5) 1,400 1,336
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (5) 5,040 5,041
New York Transportation Dev., 5.25%, 6/30/60 (4)(6) 5,920 5,938
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (4) 12,445 12,392
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/35 (4) 4,945 4,977
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/40 (4) 3,005 2,970

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New York Transportation Dev., JFK Airport Term, Series B,
STEP, 0.00%, 12/31/54 (4)(6) 2,540 1,558
New York Transportation Dev., JFK Airport Terminal 6 Redev.
Project, Series A, 5.50%, 12/31/60 (4) 9,905 9,946
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
12/1/39 (4) 1,955 1,973
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
12/1/40 (4) 1,290 1,298
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
12/1/41 (4) 1,290 1,297
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
12/1/42 (4) 1,290 1,291
New York Transportation Dev., JFK Int'l. Airport, 5.25%,
8/1/31 (4) 1,615 1,649
New York Transportation Dev., JFK Int'l. Airport, 5.375%,
8/1/36 (4) 2,535 2,579
New York Transportation Dev., JFK Int'l. Airport, 6.00%,
6/30/54 (4) 6,750 7,077
118,759
NORTH CAROLINA  1.9%
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare
System, Series C, VRDN, 2.95%, 1/15/37  7,600 7,600
Forsyth County, Series B, GO, 2.00%, 3/1/39  4,585 3,316
Greater Asheville Regional Airport Auth., Series A, 5.50%,
7/1/47 (4)(6) 9,515 9,797
North Carolina Housing Fin. Agency, 5.00%, 7/1/47  1,585 1,532
North Carolina Medical Care Commission, Series A, 5.50%,
9/1/54  1,325 1,223
North Carolina Medical Care Commission, Series B, 5.00%,
9/1/49  600 562
North Carolina Medical Care Commission, Series B, 5.00%,
9/1/54  1,340 1,228
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/36  1,835 1,723
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/42  3,870 3,330
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 4.70%, 7/1/37  2,180 1,669
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 4.875%, 7/1/40  4,245 3,102
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 5.00%, 7/1/45  3,525 2,408
North Carolina Medical Care Commission, Aldersgate United
Methodist, Series A, 5.00%, 7/1/47  925 616

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/41  865 759
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/47  770 624
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/51  765 593
North Carolina Medical Care Commission, Lutheran Services,
4.00%, 3/1/51  3,980 3,065
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37  730 705
North Carolina Medical Care Commission, Salemtowne,
5.375%, 10/1/45  9,295 8,402
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/37  1,225 1,218
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/54  6,845 6,609
60,081
OHIO  4.1%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  69,685 60,294
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/43  1,345 1,348
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/53  7,720 7,431
Cuyahoga County, MetroHealth System, 5.00%, 2/15/42  3,560 3,424
Cuyahoga County, MetroHealth System, 5.00%, 2/15/57  2,375 2,185
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  3,790 3,700
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  12,900 12,490
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center Hotel Expansion Project, 5.00%, 12/1/44  4,635 4,329
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center Hotel Expansion Project, 5.00%, 12/1/51  5,955 5,289
Marion County, United Church Homes, 5.00%, 12/1/39  1,310 1,048
Marion County, United Church Homes, 5.125%, 12/1/49  1,445 1,061
Muskingum County, Genesis Healthcare, 5.00%, 2/15/44  3,955 3,727
Norwood, Rookwood Exchange Project, 5.00%, 12/1/41  1,000 969
Ohio, Series A, 4.00%, 1/15/38  845 804
Ohio, Series A, 4.00%, 1/15/39  1,585 1,487
Ohio Air Quality Dev. Auth., Pratt Paper, 4.50%, 1/15/48 (4)(5) 1,585 1,393
Ohio Air Quality Dev. Auth., Vanadium Project, 5.00%,
7/1/49 (4)(5) 16,000 14,005
Ohio Housing Fin. Agency, Haven's Edge Apartments Project,
Series A, 5.70%, 8/1/43 (5) 1,800 1,821
Ohio Housing Fin. Agency, Sanctuary at Springboro, 5.45%,
1/1/38 (5) 3,125 3,050
Summit County DFA, Akron Parking Project, 5.625%, 12/1/48  2,350 2,417

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Summit County DFA, Akron Parking Project, 6.00%, 12/1/58  1,650 1,722
133,994
OKLAHOMA  1.2%
Norman Regional Hosp. Auth., 4.00%, 9/1/45  6,565 4,785
Oklahoma County Fin. Auth., Astec Project, 6.25%, 6/15/54 (5) 1,825 1,740
Oklahoma County Fin. Auth., Astec Project, 6.50%, 6/15/64 (5) 1,400 1,359
Oklahoma County Fin. Auth., Epworth Villa, Series B, 5.875%,
12/1/47  6,094 4,432
Oklahoma County Fin. Auth., Epworth Villa, Series C, 2.00%,
12/1/47  1,254 65
Oklahoma DFA, OU Medicine, Series B, 5.25%, 8/15/48  4,455 4,323
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57  9,005 8,782
Oklahoma Turnpike Auth., Senior, 4.50%, 1/1/53  2,525 2,358
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  10,050 10,495
38,339
OREGON  0.1%
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/32  395 398
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/37  395 392
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/47  1,110 1,015
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/52  1,190 1,054
Oregon State Fac. Auth., Legacy Health Project, Series A,
5.00%, 6/1/52  1,850 1,806
4,665
PENNSYLVANIA  5.0%
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  245 254
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  265 278
Allentown Neighborhood Improvement Zone Dev. Auth., 5.25%,
5/1/42 (5) 5,830 5,731
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/32 (5) 2,750 2,784
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/42 (5) 4,975 4,791
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.375%, 5/1/42 (5) 7,540 7,377
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, Series 2017, 5.00%, 5/1/42 (5) 7,125 6,854
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, Series 2024, 5.00%, 5/1/42 (5) 2,500 2,411

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Berks County Municipal Auth., Tower Health Project, Series A-3,
5.00%, 6/30/39  5,250 4,857
Berks County Municipal Auth., Tower Health Project,
Series B-1, STEP, 0.00%, 6/30/44  14,961 10,735
Butler County Hosp. Auth., 5.00%, 7/1/35  6,645 6,389
Butler County Hosp. Auth., 5.00%, 7/1/39  3,760 3,373
Chester County IDA, Collegium Charter School Project, 6.00%,
10/15/52 (5) 2,275 2,274
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/36 (5) 3,140 2,944
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40 (5) 3,790 3,339
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/41 (5) 3,330 2,890
Doylestown Hosp. Auth., 5.375%, 7/1/39 (5) 2,075 2,191
Franklin County IDA, Menno-Haven, 5.00%, 12/1/43  950 844
Franklin County IDA, Menno-Haven, 5.00%, 12/1/48  1,025 877
Franklin County IDA, Menno-Haven, 5.00%, 12/1/53  1,110 919
Lancaster County Hosp. Auth., Brethren Village, 5.25%, 7/1/35  200 200
Lancaster County Hosp. Auth., Brethren Village, 5.50%, 7/1/45  790 744
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., 5.00%, 9/1/43  3,995 4,001
Montgomery County IDA, Hill at Whitemarsh, 5.25%, 1/1/40  2,770 2,615
Montgomery County IDA, Hill at Whitemarsh, 5.375%, 1/1/50  5,335 4,669
Pennsylvania Economic DFA, Core Natural Resources Project,
VRDN, 5.45%, 1/1/51 (Tender 3/27/35) (4)(5) 6,755 6,710
Pennsylvania Economic DFA, Covanta Project, 3.25%,
8/1/39 (4)(5) 3,265 2,582
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44 (4) 6,905 6,910
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.50%, 6/30/40 (4) 3,155 3,270
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.50%, 6/30/41 (4) 1,840 1,896
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.50%, 6/30/43 (4) 1,840 1,877
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.75%, 6/30/48 (4) 10,865 11,050
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 6.00%, 6/30/61 (4) 7,800 8,096
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student
Housing, Series A, FRN, 67% of (3M TSFR + 0.2616%) +
0.65%, 3.705%, 7/1/39 (6) 6,650 6,118
Pennsylvania Turnpike Commission, Series A, 4.00%,
12/1/49 (6) 10,000 8,698

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Pennsylvania Turnpike Commission, Series B, 5.25%, 12/1/52  4,565 4,694
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health
System, 5.00%, 7/1/28  3,955 4,027
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health
System, 5.00%, 7/1/30  790 800
Philadelphia IDA, The Children’s Hosp. of Philadelphia Project,
Series B-2, VRDN, 2.95%, 7/1/54  8,500 8,500
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/37  2,485 2,444
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/42  1,680 1,563
163,576
PUERTO RICO  10.3%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (13) 26,494 15,896
Puerto Rico Commonwealth, GO, VR, 11/1/51 (13) 26,896 16,474
Puerto Rico Commonwealth, GO, VR, 11/1/51 (13) 21,394 11,018
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/37 (5) 1,105 1,117
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42 (5) 10,975 9,395
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28 (5) 2,740 2,802
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/29 (5) 2,865 2,942
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (5) 10,000 10,245
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (5) 9,495 9,653
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (5) 6,765 6,850
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47 (5) 19,445 18,425
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/47 (5) 9,115 7,390
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/29 (5) 3,525 3,620
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (5) 8,520 8,614
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
coupon, 7/1/33  8,280 5,603
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  10,975 10,551
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  8,948 8,444
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  11,792 10,888

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  9,467 8,108
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  668 669
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  9,406 9,653
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  3,721 3,982
Puerto Rico Electric Power Auth., Series A, 5.00%, 7/1/29 (1)(3) 4,780 2,611
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (1)(3) 95 52
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (1)(3) 8,215 4,487
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (1)
(3) 1,145 625
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/29 (1)
(3) 3,955 2,160
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/21 (1)(3) 1,605 877
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (1)(3) 135 74
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/26 (1)(3) 1,600 874
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (1)(3) 2,300 1,256
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (1)(3) 2,745 1,499
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (1)
(3) 470 257
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (1)
(3) 1,810 989
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (1)
(3) 610 333
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (1)
(3) 730 399
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (1)
(3) 95 52
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (1)
(3) 455 249
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (1)
(3) 390 213
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/38 (1)
(3) 3,955 2,160
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (1)
(3) 165 90
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/35 (1)
(3) 3,466 1,893

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (1)
(3) 790 432
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (1)
(3) 1,135 620
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (1)
(3) 110 60
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (1)
(3) 195 107
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (1)
(3) 1,960 1,071
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (1)
(3) 155 85
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (1)
(3) 1,460 798
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (1)
(3) 420 229
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (1)
(3) 169 92
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/26 (1)
(3) 3,820 2,087
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  59 56
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  7,545 6,898
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  31,807 29,833
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  9,626 8,166
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  11,267 7,967
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  196,265 62,621
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.536%,
7/1/53  2,365 2,046
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  4,775 4,273
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  2,125 1,980
332,910
RHODE ISLAND  0.3%
Central Falls Detention Fac., 7.25%, 7/15/35 (1)(3) 9,960 3,885
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/36  3,955 3,848

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Tobacco Settlement Fin., Asset-Backed Bonds, Series A, Zero
Coupon, 6/1/52  14,000 2,462
10,195
SOUTH CAROLINA  0.7%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  5,047 3,033
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  25,626 7,310
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  43,668 5,550
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32  2,670 1,228
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51  17,627 1,801
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51  1,536 63
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 5.25%, 2/1/27 (1)(3)(4)(5) 850 76
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 6.00%, 2/1/35 (1)(3)(4)(5) 5,035 453
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 6.25%, 2/1/45 (1)(3)(4)(5) 10,115 910
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 8.00%, 12/6/29 (1)(3) 1,585 1,268
21,692
SOUTH DAKOTA  0.3%
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/28  1,135 1,126
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/30  1,215 1,200
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/32  1,080 1,057
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/42  1,585 1,400
South Dakota HEFA, Avera Health, Series A, 4.25%, 7/1/49  5,300 4,831
9,614
TENNESSEE  0.9%
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI Phase 1, 5.00%, 10/1/35  2,180 2,183
Kingsport Tennessee IDB, Domtar Project, VRDN, 5.25%,
12/1/54 (Tender 11/15/29) (4)(5) 4,825 4,796
Knox County Health Ed. & Housing Fac. Board, Tennessee
Univ. Project, Series B-1, 5.125%, 7/1/59 (9) 2,600 2,547
Metropolitan Government Nashville & Davidson County Health
& Ed. Fac. Board, 5.25%, 5/1/53  3,850 3,849
Metropolitan Nashville Airport Auth., Series B, 5.50%, 7/1/52 (4) 2,680 2,764
Shelby County Health & Ed. Fac. Board, Madrone Memphis
Student Housing I, Series A-1, 5.25%, 6/1/56 (5) 1,500 1,421
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.00%, 12/1/34  395 379
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/44  920 808
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/49  2,650 2,234

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  9,435 9,567
30,548
TEXAS  7.2%
Arlington Higher Ed. Fin., Basis Texas Charter Schools,
4.875%, 6/15/59 (5) 1,320 1,171
Arlington Higher Ed. Fin., Basis Texas Charter Schools, 5.00%,
6/15/64 (5) 3,650 3,265
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  705 710
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  1,645 1,654
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/31  2,300 2,311
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/32  2,650 2,660
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33  2,475 2,481
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  2,805 2,808
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  395 397
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/29  910 913
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/32  1,780 1,781
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/34  2,515 2,492
Austin Texas Airport System Revenue, 5.00%, 11/15/43 (4) 920 921
Austin Texas Airport System Revenue, 5.25%, 11/15/47 (4) 3,935 3,977
Celina, Public Improvement, 4.50%, 9/1/31 (5) 750 739
Celina, Public Improvement, 5.125%, 9/1/44 (5) 1,500 1,391
Celina, Public Improvement, 5.50%, 9/1/54 (5) 1,500 1,390
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 4.125%,
8/15/49  4,100 3,683
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 6.125%,
8/15/48  12,665 12,678
Conroe Local Government, Convention Center Hotel, 3.50%,
10/1/31 (5) 255 213
Conroe Local Government, Convention Center Hotel, 4.00%,
10/1/50  1,275 946
Conroe Local Government, Convention Center Hotel, 5.00%,
10/1/50 (5) 1,375 1,017
Corpus Christi, 6.125%, 9/15/44  1,000 954
Corpus Christi, 6.50%, 9/15/54  1,500 1,429
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/47  7,750 7,884

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Denton County, Green Meadows Public Improvement Dist.,
5.625%, 12/31/55 (5) 2,065 2,001
Denton County, Green Meadows Public Improvement Dist.,
5.875%, 12/31/45 (5) 982 954
Denton County, Green Meadows Public Improvement Dist.,
6.125%, 12/31/55 (5) 1,600 1,549
Fort Bend County IDC, NRG Energy, Series B, 4.75%, 11/1/42  3,955 3,779
Friendswood, 7.00%, 9/15/54  2,750 2,642
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian
Homes, Series A, 5.00%, 1/1/38  405 405
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian
Homes, Series A, 5.00%, 1/1/43  415 399
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/38  1,350 1,257
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/39  1,000 919
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/40  845 763
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/41  845 749
Houston Airport System, Series B-1, 5.00%, 7/15/35 (4) 7,560 7,536
Houston Airport System Revenue, United Airlines, Series B,
5.50%, 7/15/38 (4) 4,300 4,421
Houston Airport System Revenue, United Airlines, Series B,
5.50%, 7/15/39 (4) 4,100 4,197
Houston Airport System, United Airlines, Series A, 4.00%,
7/1/41 (4) 1,620 1,403
Houston Airport System, United Airlines, Series B-1, 4.00%,
7/15/41 (4) 3,955 3,425
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  1,110 1,112
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/30  1,335 1,336
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/40  2,305 2,173
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  5,275 4,874
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  1,645 1,646
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (4)(5) 15,395 15,363
Montgomery County Toll Road Auth., 5.00%, 9/15/32  435 437
Montgomery County Toll Road Auth., 5.00%, 9/15/33  450 451
Montgomery County Toll Road Auth., 5.00%, 9/15/34  475 476
Montgomery County Toll Road Auth., 5.00%, 9/15/35  440 441
Montgomery County Toll Road Auth., 5.00%, 9/15/36  1,110 1,113
Montgomery County Toll Road Auth., 5.00%, 9/15/38  1,030 1,032
Montgomery County Toll Road Auth., 5.00%, 9/15/43  3,095 3,097
Montgomery County Toll Road Auth., 5.00%, 9/15/48  3,105 3,105

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Hope Cultural Ed. Fac. Fin., Blinn College, Series A,
5.00%, 7/1/57  7,915 5,122
New Hope Cultural Ed. Fac. Fin., Buckingham Senior Living,
Series 2021B, VR, 2.00%, 11/15/61, (2.00% PIK) (1)(7) 5,746 2,005
New Hope Cultural Ed. Fac. Fin., Collegiate Housing Collage
Station, 5.00%, 4/1/46 (6) 7,385 7,260
New Hope Cultural Ed. Fac. Fin., Legacy Midtown, Series A,
5.50%, 7/1/54  3,585 2,497
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.375%, 11/15/36  395 343
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/46  790 617
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/52  790 589
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/31  790 774
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  370 360
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  790 764
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/34  790 759
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,190 1,085
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  4,810 4,222
North Texas Tollway Auth., Series B, 3.00%, 1/1/51 (9) 7,445 5,152
Port Beaumont Navigation Dist., Jefferson Gulf Coast, 2.75%,
1/1/36 (4)(5) 900 736
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35 (4)(5) 2,645 2,394
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
4.00%, 1/1/50 (4)(5) 8,355 6,476
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
5.25%, 1/1/54 (4)(5) 2,000 1,860
Princeton, Eastridge Public Improvement Dist., 4.60%,
9/1/35 (5) 200 197
Princeton, Eastridge Public Improvement Dist., 5.375%,
9/1/45 (5) 420 403
Princeton, Eastridge Public Improvement Dist., 5.625%,
9/1/55 (5) 700 668
Seagoville, Santorini Public Improvement Dist. Project, 6.00%,
9/15/44 (5) 1,020 974
Seagoville, Santorini Public Improvement Dist. Project, 7.00%,
9/15/54 (5) 3,000 2,865

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Tarrant County Cultural Ed. Fac. Fin., Baylor Health Care
System Project, VRDN, 2.80%, 11/15/50  10,000 10,000
Tarrant County Cultural Ed. Fac. Fin., Baylor Scott & White
Health Project, Series A, VRDN, 2.80%, 11/15/50  2,910 2,910
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior Housing, 5.25%, 11/15/47 (1)(3) 1,283 —
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior Housing, Series A, 5.00%, 11/15/45 (1)(3) 6,750 1
Tarrant County Cultural Ed. Fac. Fin., Stayton at Museum Way,
Series A, 5.75%, 12/1/54 (1) 4,241 3,539
Texas Dept. of Housing & Community Affairs, Series A, 5.00%,
1/1/50  10,000 9,944
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%,
1/1/55 (Tender 1/1/34)  5,500 5,789
Texas Private Activity Bond Surface Transportation, Segment
3C Project, 5.00%, 6/30/58 (4) 3,000 2,854
Texas Private Activity Bond Surface Transportation, Tarrant
Express Project, 5.50%, 12/31/58 (4) 18,150 18,594
234,673
UTAH  2.0%
Black Desert Public Infrastructure Dist., Assessment Area 1,
5.625%, 12/1/53 (5) 9,325 9,142
Firefly Public Infrastructure Dist. No. 1, Series A-1, GO,
6.625%, 3/1/54 (5) 1,125 1,134
Firefly Public Infrastructure Dist. No. 1, Assessment Area No. 1,
5.625%, 12/1/43 (5) 3,793 3,694
MIDA Mountain Veterans Program Public Infrastructure Dist.,
5.00%, 6/1/44 (5) 500 475
MIDA Mountain Veterans Program Public Infrastructure Dist.,
5.20%, 6/1/54 (5) 1,175 1,112
Mida Mountain Village Public Infrastructure Dist., Series 1,
5.125%, 6/15/54 (5) 2,540 2,357
Mida Mountain Village Public Infrastructure Dist., Series 2,
5.75%, 6/15/44 (5) 1,240 1,232
Mida Mountain Village Public Infrastructure Dist., Series 2,
6.00%, 6/15/54 (5) 2,150 2,159
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/41  1,800 1,555
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/52  4,000 3,110
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/41  2,485 2,163
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/52  7,550 5,862
Salt Lake City Airport, Series A, 5.00%, 7/1/43 (4) 2,765 2,728
Salt Lake City Airport, Series A, 5.00%, 7/1/46 (4) 10,605 10,441
SkyRidge Pegasus Infrastructure Fin. Dist., SkyRidge Pegasus
Assessment Area, 5.25%, 12/1/44 (5) 5,216 4,902

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Soleil Hills Public Infrastructure Dist. No. 1, Series A, GO,
5.875%, 3/1/55 (5) 3,920 3,722
UIPA Crossroads Public Infrastructure Dist., 4.375%, 6/1/52 (5) 10,115 8,652
64,440
VIRGINIA  2.9%
Alexandria, Series A, GO, 2.00%, 12/15/40  6,150 4,115
Arlington County IDA, Virginia Hosp. Center, Series A, 3.75%,
7/1/50 (6) 1,050 849
James City County Economic Dev. Auth., Williamsburg Landing,
Series C-3, 5.25%, 12/1/27  1,250 1,250
Lynchburg Economic Dev. Auth., Central Health, Series A,
4.00%, 1/1/47  3,000 2,560
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/35  3,180 3,116
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/46  4,075 3,491
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  3,380 3,060
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, Series A, 5.00%, 1/1/49  2,575 2,157
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  790 799
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  1,055 1,064
Tobacco Settlement Fin., Capital Appreciation, Series C, Zero
Coupon, 6/1/47  21,370 5,414
Virginia College Building Auth., Marymount Univ., 5.00%,
7/1/45 (5) 4,750 3,632
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30 (5) 1,090 1,024
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/35 (5) 1,700 1,508
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/25 (5) 1,140 1,138
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/30 (5) 3,750 3,484
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/35 (5) 1,000 869
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/45 (5) 2,460 1,881
Virginia Commonwealth Univ. Health System Auth., Series B,
VRDN, 3.00%, 7/1/37  1,900 1,900
Virginia HDA, Series A, 4.65%, 9/1/55  2,275 2,138
Virginia HDA, Series H, 4.75%, 12/1/59  5,000 4,800

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/41 (4) 2,455 2,179
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/42 (4) 1,025 897
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/48 (4) 10,000 8,252
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
1/1/36 (4) 845 868
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/37 (4) 1,875 1,908
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
3.00%, 1/1/41 (4) 3,000 2,298
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37 (4) 3,080 2,904
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/40 (4) 2,200 1,986
Virginia Small Business Fin. Auth., I-495 Hot Lanes Project,
5.00%, 12/31/57 (4) 2,995 2,904
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (4) 8,705 8,228
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (4) 12,865 11,882
94,555
WASHINGTON  1.4%
Adams County Public Hosp. Dist. No. 2, GO, 5.125%, 12/1/44  2,105 1,939
Skagit County Public Hosp. Dist. No. 1, 5.50%, 12/1/54  3,910 3,971
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages Portfolio, Series A, 5.75%, 7/1/60 (5) 4,530 4,500
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/38 (5) 830 666
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/48 (5) 2,300 1,576
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/53 (5) 920 604
Washington State Housing Fin. Commission, Judson Park,
4.00%, 7/1/28 (5) 175 172
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/33 (5) 225 226
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/38 (5) 650 634
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/48 (5) 1,660 1,463
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/46 (5) 2,575 2,294

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/51 (5) 5,330 4,625
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court, 5.00%, 7/1/54  3,865 3,687
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court, 5.50%, 7/1/59  6,335 6,410
Washington State Housing Fin. Commission, Social Certificate,
Series 1, Class A, 3.375%, 4/20/37  1,232 1,109
Washington State Housing Fin. Commission, Social Certificate,
Series 2024-1, Class A, VR, 4.085%, 3/20/50 (Prerefunded
3/20/40) (12) 3,710 3,417
Washington State Housing Fin. Commission, Social Certificate,
Series A-1, Class A, 3.50%, 12/20/35  2,817 2,614
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (5) 4,925 4,206
44,113
WEST VIRGINIA  0.3%
Monongalia County Commission Excise Tax Dist., Series A,
4.125%, 6/1/43 (5) 1,640 1,364
Monongalia County Commission Excise Tax Dist., Series B,
4.875%, 6/1/43 (5) 1,100 998
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (5) 1,940 1,956
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (5) 1,940 1,950
Ohio County, Highlands Project, 5.25%, 6/1/44  1,000 987
Ohio County, Highlands Project, 5.25%, 6/1/53  1,250 1,198
8,453
WISCONSIN  3.9%
PFA, 5.00%, 2/1/64  1,500 1,360
PFA, Series A, 5.00%, 12/15/44 (5) 690 649
PFA, Series A, 5.00%, 12/15/54 (5) 2,000 1,794
PFA, Series B, 9.75%, 9/1/54 (5) 6,050 6,384
PFA, Celanese, Series B, 5.00%, 12/1/25 (4) 4,750 4,757
PFA, Celanese, Series C, 4.30%, 11/1/30 (4) 3,955 3,902
PFA, Celanese, Series D, 4.05%, 11/1/30  1,980 1,944
PFA, Challenge Foundation Academy, 6.625%, 7/1/43 (5) 1,000 1,015
PFA, Challenge Foundation Academy, 6.875%, 7/1/53 (5) 1,650 1,672
PFA, Challenge Foundation Academy, 7.00%, 7/1/58 (5) 1,850 1,874
PFA, CHF Manoa, Series A, 5.75%, 7/1/53 (5) 4,000 3,923
PFA, Church Home of Hartford, 5.00%, 9/1/30 (5) 630 630
PFA, Church Home of Hartford, 5.00%, 9/1/38 (5) 1,365 1,340
PFA, Corvian Community School, Series A, 4.00%, 6/15/29 (5) 585 556
PFA, Corvian Community School, Series A, 5.00%, 6/15/39 (5) 790 691

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
PFA, Corvian Community School, Series A, 5.00%, 6/15/49 (5) 3,650 2,952
PFA, Corvian Community School, Series A, 5.125%, 6/15/47 (5) 2,085 1,739
PFA, Corvian Community School, Series A, 6.25%, 6/15/48 (5) 535 521
PFA, Corvian Community School, Series A, 6.25%, 6/15/53 (5) 2,515 2,409
PFA, Elevon Project, RAN, 5.00%, 7/15/30 (5) 1,670 1,661
PFA, Foundation Academy Charter School Project, 5.00%,
7/1/55 (5) 1,250 1,090
PFA, Foundation Academy Charter School Project, 5.00%,
7/1/60 (5) 700 601
PFA, Founders Academy of Las Vegas, Series A, 4.00%,
7/1/30 (5) 265 252
PFA, Founders Academy of Las Vegas, Series A, 5.00%,
7/1/40 (5) 560 504
PFA, Founders Academy of Las Vegas, Series A, 5.00%,
7/1/55 (5) 1,145 929
PFA, Founders Academy of Las Vegas, Series A, 6.375%,
7/1/43 (5) 325 329
PFA, Founders Academy of Las Vegas, Series A, 6.625%,
7/1/53 (5) 100 101
PFA, Founders Academy of Las Vegas, Series A, 6.75%,
7/1/58 (5) 375 380
PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/52  1,835 1,738
PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/62  3,370 3,148
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/37 (5) 435 435
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/47 (5) 965 885
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/52 (5) 1,820 1,615
PFA, Mountain Island Charter School, 5.00%, 7/1/37  655 652
PFA, Mountain Island Charter School, 5.00%, 7/1/47  1,585 1,450
PFA, Mountain Island Charter School, 5.00%, 7/1/52  3,405 3,041
PFA, National Gypsum, 4.00%, 8/1/35 (4) 16,170 15,230
PFA, Nevada State College, Series A, 5.00%, 5/1/60 (5) 4,520 2,831
PFA, Nevada State College, Series B, 9.00%, 5/1/71 (3)(5) 2,090 1,013
PFA, Nolina & Sorella Projects, RAN, 5.50%, 12/15/32 (5) 3,717 3,591
PFA, Searstone CCRC Project, Series A, 5.00%, 6/1/52 (5) 5,055 4,415
PFA, SKY Harbour Capital, 4.00%, 7/1/41 (4) 5,150 4,430
PFA, SKY Harbour Capital, 4.25%, 7/1/54 (4) 12,930 10,202
PFA, Southminster, 5.00%, 10/1/43 (5) 1,780 1,669
PFA, Southminster, 5.00%, 10/1/48 (5) 1,585 1,432
PFA, Southminster, 5.00%, 10/1/53 (5) 4,560 4,013
PFA, Univ. of Hawai'i Foundation Project, Series A-1, 4.00%,
7/1/51 (5) 2,190 1,674
PFA, Univ. of Hawai'i Foundation Project, Series A-1, 4.00%,
7/1/61 (5) 1,215 880
PFA, Univ. of Hawai'i Foundation Project, Series B, 5.25%,
7/1/61 (5) 4,385 3,553

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Univ. of Wisconsin Hosp. & Clinics Auth., Series B, VRDN,
2.85%, 4/1/48  1,250 1,250
Wisconsin HEFA, Benevolent, 5.00%, 6/1/37  880 840
Wisconsin HEFA, Benevolent, 5.00%, 6/1/41  1,310 1,196
Wisconsin HEFA, Chiara Housing and Services, 5.875%, 7/1/55  955 898
Wisconsin HEFA, Chiara Housing And Services, 6.00%, 7/1/60  6,930 6,542
Wisconsin HEFA, Dickson Hollow Phase II Project, 6.125%,
10/1/59  1,625 1,589
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/36  615 571
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/41  610 529
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/45  510 418
127,689
Total Municipal Securities (Cost $3,505,165) 3,213,890
Total Investments in Securities  99.1%
(Cost $3,505,197) $ 3,213,948
Other Assets Less Liabilities 0.9% 28,544
Net Assets 100.0% $ 3,242,492
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(4) Interest subject to alternative minimum tax.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $883,494 and represents 27.2% of net assets.
(6) Insured by Assured Guaranty Incorporated
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) When-issued security
(9) Insured by Build America Mutual Assurance Company
(10) Insured by National Public Finance Guarantee Corporation
(11) Insured by Financial Guaranty Insurance Company
(12) Prerefunded date is used in determining portfolio maturity.
(13) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
3M TSFR Three month term SOFR (Secured overnight financing rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority

T. ROWE PRICE Tax-Free High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
CDFI Community Development Financial Institution
DFA Development Finance Authority
DOT Department of Transportation
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HDA Housing Development Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAN Revenue Anticipation Note
SPMUV7DY S&P Municipal 7 Day High Grade Yield
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Free High Yield Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Tax-Free High Yield Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation

T. ROWE PRICE Tax-Free High Yield Fund

Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 58 $ — $ — $ 58
Municipal Securities — 3,213,890 — 3,213,890
Total $ 58 $ 3,213,890 $ — $ 3,213,948

T. ROWE PRICE Tax-Free High Yield Fund

existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F59-054Q1 05/25